Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per Share
Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings/(loss) per share for the years ended December 31 (in thousands):

	2019	2018	2017
Numerator:
Net income/(loss)	$131,253	$(32,936)	$83,905
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	15,835	10,623	7,845
Effect of dilutive securities:
Share based compensation	386	—	—
Diluted weighted average common shares outstanding	16,221	10,623	7,845